LEASES (Tables)	12 Months Ended
Dec. 31, 2017
LEASES
Schedule of finance lease minimum lease payments

	As at December 31, 2017			As at December 31, 2016
	Minimum Finance Lease Payments	Interest	Present Value	Minimum Finance Lease Payments	Interest	Present Value

Within 1 year	$3,570	$158	$3,412	$5,955	$420	$5,535

Between 1 – 5 years	1,971	56	$1,915	6,630	311	6,319

Total	$5,541	$214	$5,327	$12,585	$731	$11,854

Schedule of operating lease minimum lease payments
	As at December 31, 2017	As at December 31, 2016

Within 1 year	$4,305	$3,691

Between 1 – 3 years	7,415	4,780

Between 3 – 5 years	7,484	2,127

Thereafter	9,429	9,543

Total	$28,633	$20,141